                                     [LOGO]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4


                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO - 1882 - S (12/97)
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                                     [LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Variable Account-4.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                                                /s/ Joseph J. Gasper

                                                Joseph J. Gasper, President

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997




ASSETS:

   Investments at market value:

      Smith Barney SF - Intermediate High Grade Portfolio
         10,832 shares (cost $115,290) ..................................................................      $    117,956

      Smith Barney SF - Total Return Portfolio
         14,548 shares (cost $239,989) ..................................................................           256,338

      Smith Barney TSF - Smith Barney Income and Growth Portfolio
         36,805 shares (cost $527,177) ..................................................................           701,874

      Smith Barney TSF - Smith Barney International Equity Portfolio
         26,681 shares (cost $317,972) ..................................................................           344,186

      Smith Barney TSF - Smith Barney Money Market Portfolio
         615,457 shares (cost $615,457) .................................................................           615,457

      Smith Barney VAF - The Income and Growth Portfolio
         939,114 shares (cost $13,801,189) ..............................................................        16,237,275

      Smith Barney VAF - The Reserve Account Portfolio
         12,593 shares (cost $130,492) ..................................................................            96,969

      Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
         127,737 shares (cost $1,674,115) ...............................................................         1,617,156
                                                                                                                  ---------

            Total investments ...........................................................................        19,987,211

   Accounts receivable ..................................................................................               984
                                                                                                                  ---------

            Total assets ................................................................................        19,988,195

ACCOUNTS PAYABLE ........................................................................................             3,394
                                                                                                                  ---------

CONTRACT OWNERS' EQUITY .................................................................................      $ 19,984,801
                                                                                                                  =========

                                                                                                                         ANNUAL
Contract owners' equity represented by:                       UNITS                 UNIT VALUE                           RETURN
                                                            --------                ----------                           -------

   Contracts in accumulation phase:

      Smith Barney SF - Intermediate High
      Grade Portfolio:
         Non-tax qualified .....................              10,572               $ 11.154442         $ 117,925             7%

      Smith Barney SF - Total Return Portfolio:
         Tax qualified .........................               3,599                 14.408364            51,856            15%
         Non-tax qualified .....................              14,191                 14.408364           204,469            15%

      Smith Barney TSF - Smith Barney Income
      and Growth Portfolio:
         Tax qualified .........................               5,405                 14.137466            76,413            25%
         Non-tax qualified .....................              44,242                 14.137466           625,470            25%

      Smith Barney TSF - Smith Barney
      International Equity Portfolio:
         Tax qualified .........................               7,492                 11.848492            88,769             1%
         Non-tax qualified .....................              21,554                 11.848492           255,382             1%

      Smith Barney TSF - Smith Barney Money
      Market Portfolio:
         Non-tax qualified .....................              56,760                 10.860417           616,437             4%

      Smith Barney VAF - The Income and
      Growth Portfolio:
         Tax qualified .........................             103,113                 28.070505         2,894,434            26%
         Non-tax qualified .....................             474,875                 28.070505        13,329,981            26%

      Smith Barney VAF - The Reserve
      Account Portfolio:
         Tax qualified .........................               1,140                 13.898977            15,845             0%
         Non-tax qualified .....................               5,835                 13.898977            81,101             0%

      Smith Barney VAF - The U.S. Government/
      High Quality Securities Portfolio:
         Tax qualified .........................              23,030                 16.183499           372,706             4%
         Non-tax qualified .....................              76,489                 16.183499         1,237,860             4%
                                                             =======                 =========

   Reserves for annuity contracts in payout phase:
         Tax qualified .........................                                                          16,153
                                                                                                    ------------
                                                                                                    $ 19,984,801
                                                                                                    ============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                             INTERMEDIATE HIGH
                                                                   TOTAL                     GRADE PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                           1997            1996            1997            1996
                                                      --------------  --------------  --------------  --------------


INVESTMENT ACTIVITY:
Reinvested dividends ...........................     $       125,893         963,337           7,482             489
Mortality, expense and administration
  charges (note 2) .............................            (291,229)       (443,553)         (1,508)           (442)
                                                      --------------  --------------  --------------  --------------
  Net investment activity ......................            (165,336)        519,784           5,974              47
                                                      --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ..........          12,254,155      19,061,485          12,846           3,193
Cost of mutual fund shares sold ................         (11,125,582)    (15,089,811)        (12,081)         (3,276)
                                                      --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ..........           1,128,573       3,971,674             765             (83)
Change in unrealized gain (loss) on investments.           2,275,304      (3,285,435)          1,800             866
                                                      --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...............           3,403,877         686,239           2,565             783
                                                      --------------  --------------  --------------  --------------
Reinvested capital gains .......................           1,353,149       3,684,237              -               -
                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........           4,591,690       4,890,260           8,539             830
                                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................             157,438         155,488              -               -
Transfers between funds ........................                  -               -           54,982          65,129
Redemptions ....................................         (10,502,959)    (16,502,818)        (11,461)             -
Annuity benefits ...............................              (4,494)        (31,477)             -               -
Annual contract maintenance charge (note 2) ....             (15,335)        (22,602)            (35)            (12)
Contingent deferred sales charges (note 2) .....             (16,613)        (61,266)             -               -
Adjustments to maintain reserves ...............              (2,225)         33,185              (5)            (43)
                                                      --------------  --------------  --------------  --------------
    Net equity transactions ....................         (10,384,188)    (16,429,490)         43,481          65,074
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........          (5,792,498)    (11,539,230)         52,020          65,904
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....          25,777,299      37,316,529          65,904              -
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     $    19,984,801      25,777,299         117,924          65,904
                                                      ==============  ==============  ==============  ==============



                                                                                                  SMITH BARNEY INCOME &
                                                                 TOTAL RETURN PORTFOLIO              GROWTH PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                                1997             1996            1997              1996
                                                            -------------   --------------  --------------  --------------


INVESTMENT ACTIVITY:
Reinvested dividends ...........................                    2,930              509              -            5,849
Mortality, expense and administration
  charges (note 2) .............................                   (2,980)          (2,252)         (8,292)         (2,175)
                                                            -------------   --------------  --------------  --------------
  Net investment activity ......................                      (50)          (1,743)         (8,292)          3,674
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ..........                  139,960          145,011          17,673           2,186
Cost of mutual fund shares sold ................                 (121,689)        (115,864)        (13,247)         (1,964)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ..........                   18,271           29,147           4,426             222
Change in unrealized gain (loss) on investments.                    2,333           10,759         139,694          35,003
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ...............                   20,604           39,906         144,120          35,225
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains .......................                    7,395            1,310              -            5,749
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........                   27,949           39,473         135,828          44,648
                                                            -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................                      372            7,984              -               -
Transfers between funds ........................                  249,245           24,769          63,653         467,162
Redemptions ....................................                 (137,298)         (44,207)         (9,357)             -
Annuity benefits ...............................                       -                -               -               -
Annual contract maintenance charge (note 2) ....                     (187)             (90)            (89)            (53)
Contingent deferred sales charges (note 2) .....                       -                -               -               -
Adjustments to maintain reserves ...............                       -                27              11              81
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ....................                  112,132          (11,517)         54,218         467,190
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........                  140,081           27,956         190,046         511,838
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....                  116,244           88,288         511,838              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........                  256,325          116,244         701,884         511,838
                                                            =============   ==============  ==============  ==============

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                              SMITH BARNEY                     SMITH BARNEY
                                                      INTERNATIONAL EQUITY PORTFOLIO     MONEY MARKET PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                           1997            1996            1997            1996
                                                      --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................   $            -              546          18,331           7,097
Mortality, expense and administration
  charges (note 2) ...............................            (5,293)         (5,536)         (4,831)         (1,930)
                                                      --------------  --------------  --------------  --------------
  Net investment activity ........................            (5,293)         (4,990)         13,500           5,167
                                                      --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............           284,274          13,048         478,331         366,710
Cost of mutual fund shares sold ..................          (234,132)        (11,416)       (478,331)       (366,710)
                                                      --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............            50,142           1,632              -               -
Change in unrealized gain (loss) on investments ..           (38,461)         60,645              -               -
                                                      --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................            11,681          62,277              -               -
                                                      --------------  --------------  --------------  --------------
Reinvested capital gains .........................                -               -               -               -
                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             6,388          57,287          13,500           5,167
                                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................               372          34,694              -               -
Transfers between funds ..........................            82,857         190,752         523,493         703,226
Redemptions ......................................          (279,477)         (7,969)       (315,149)       (311,928)
Annuity benefits .................................                -               -               -               -
Annual contract maintenance charge (note 2) ......              (183)           (134)           (310)           (326)
Contingent deferred sales charges (note 2) .......              (122)            (55)           (225)         (1,000)
Adjustments to maintain reserves .................                (8)             16              (3)             (8)
                                                      --------------  --------------  --------------  --------------
    Net equity transactions ......................          (196,561)        217,304         207,806         389,964
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          (190,173)        274,591         221,306         395,131
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......           534,325         259,734         395,131              -
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $       344,152         534,325         616,437         395,131
                                                      ==============  ==============  ==============  ==============



                                                                 THE INCOME &                    THE RESERVE
                                                               GROWTH PORTFOLIO               ACCOUNT PORTFOLIO
                                                       ------------------------------  ------------------------------
                                                            1997             1996           1997            1996
                                                       -------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................            90,215          635,561           2,177          64,625
Mortality, expense and administration
  charges (note 2) ...............................          (238,510)        (361,769)         (2,486)        (17,212)
                                                       -------------   --------------  --------------  --------------
  Net investment activity ........................          (148,295)         273,792            (309)         47,413
                                                       -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............         9,332,290       14,190,110         342,651       2,169,900
Cost of mutual fund shares sold ..................        (8,179,692)     (10,296,716)       (397,255)     (2,185,171)
                                                       -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............         1,152,598        3,893,394         (54,604)        (15,271)
Change in unrealized gain (loss) on investments ..         2,099,110       (3,173,134)         27,784         (16,996)
                                                       -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................         3,251,708          720,260         (26,820)        (32,267)
                                                       -------------   --------------  --------------  --------------
Reinvested capital gains .........................         1,210,924        3,677,178          27,776              -
                                                       -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         4,314,337        4,671,230             647          15,146
                                                       -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................           146,856           88,944           1,998           2,001
Transfers between funds ..........................          (730,984)        (911,103)       (191,077)       (210,368)
Redemptions ......................................        (8,307,718)     (12,747,759)       (148,244)     (1,674,042)
Annuity benefits .................................            (3,317)         (31,477)             -               -
Annual contract maintenance charge (note 2) ......           (12,823)         (19,023)           (318)           (696)
Contingent deferred sales charges (note 2) .......           (12,906)         (40,000)           (593)        (13,390)
Adjustments to maintain reserves .................            (1,873)          29,915              (8)          2,949
                                                       -------------   --------------  --------------  --------------
    Net equity transactions ......................        (8,922,765)     (13,630,503)       (338,242)     (1,893,546)
                                                       -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        (4,608,428)      (8,959,273)       (337,595)     (1,878,400)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......        20,842,758       29,802,031         434,541       2,312,941
                                                       -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        16,234,330       20,842,758          96,946         434,541
                                                       =============   ==============  ==============  ==============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                         THE U.S. GOVERNMENT/HIGH
                                                       QUALITY SECURITIES PORTFOLIO
                                                      ------------------------------
                                                           1997             1996
                                                      --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................   $         4,758         248,661
Mortality, expense and administration ............
  charges (note 2) ...............................           (27,329)        (52,237)
                                                      --------------  --------------
  Net investment activity ........................           (22,571)        196,424
                                                      --------------  --------------

Proceeds from mutual fund shares sold ............         1,646,130       2,171,327
Cost of mutual fund shares sold ..................        (1,689,155)     (2,108,694)
                                                      --------------  --------------
  Realized gain (loss) on investments ............           (43,025)         62,633
Change in unrealized gain (loss) on investments ..            43,044        (202,578)
                                                      --------------  --------------
  Net gain (loss) on investments .................                19        (139,945)
                                                      --------------  --------------
Reinvested capital gains .........................           107,054              -
                                                      --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            84,502          56,479
                                                      --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................             7,840          21,865
Transfers between funds ..........................           (52,169)       (329,567)
Redemptions ......................................        (1,294,255)     (1,716,913)
Annuity benefits .................................            (1,177)             -
Annual contract maintenance charge (note 2) ......            (1,390)         (2,268)
Contingent deferred sales charges (note 2) .......            (2,767)         (6,821)
Adjustments to maintain reserves .................              (339)            248
                                                      --------------  --------------
    Net equity transactions ......................        (1,344,257)     (2,033,456)
                                                      --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        (1,259,755)     (1,976,977)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         2,876,558       4,853,535
                                                      --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $     1,616,803       2,876,558
                                                      ==============  ==============



See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the Smith Barney Series Fund (Smith Barney SF);
                Smith Barney SF - Intermediate High Grade Portfolio
                Smith Barney SF - Total Return Portfolio

              Portfolios of the Smith Barney/Travelers Series Fund Inc.
              (Smith Barney TSF);
                Smith Barney TSF - Smith Barney Income and Growth Portfolio Smith Barney TSF - Smith Barney International Equity Portfolio Smith Barney TSF - Smith Barney Money Market Portfolio

              Portfolios of the Smith Barney Variable Account Funds
              (Smith Barney VAF);
                Smith Barney VAF - The Income and Growth Portfolio
                Smith Barney VAF - The Reserve Account Portfolio
                Smith Barney VAF - The U.S. Government/High Quality Securities
                                   Portfolio

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-4 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998


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NATIONWIDE LIFE INSURANCE COMPANY
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